Segments	6 Months Ended
Jun. 30, 2026
Segments [Abstract]
Segments

Note 19 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive and Operations Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has one operating segment: AR advertising services

The following tables present summary information by segment for the six months ended June 30, 2025 and 2026:

	AR	Total
	advertising services	June 30, 2025
	RMB	RMB
Revenues	188,240,855	188,240,855
Cost of revenues	136,145,659	136,145,659
Gross profit	52,095,196	52,095,196
Depreciation and amortization	3,863,369	3,863,369
Total capital expenditures	4,956	4,956

	AR	Total	Total
	advertising services	June 30, 2026	June 30, 2026
	RMB	RMB	USD
Revenues	136,763,790	136,763,790	20,080,135
Cost of revenues	98,090,858	98,090,858	14,402,041
Gross profit	38,672,932	38,672,932	5,678,094
Depreciation and amortization	1,889,970	1,889,970	277,492
Total capital expenditures	-	-	-

Total assets as of:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
AR advertising services	3,608,217,652	3,367,912,912	494,488,674
Total assets	3,608,217,652	3,367,912,912	494,488,674

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviewed consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Mainland PRC revenues	142,929,032	74,317,144	10,911,501
Hong Kong revenues	45,311,823	62,446,646	9,168,634
International revenues	-	-	-
Total revenues	188,240,855	136,763,790	20,080,135